Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Goodwill
Balance, beginning of period		$ 771,352
Balance, end of period		765,792		$ 771,352
Licenses
Licenses and Franchise Rights
Balance, beginning of period		1,453,574		1,423,779
Acquisitions		345,807	[1]	44,410
Transferred to Assets held for sale				(56,809)
Exchanges		43,485		55,780
Divestitures				(15,220)
Other		1,482		1,634
Balance, end of period		1,844,348		1,453,574
Licenses | U.S. Cellular
Licenses and Franchise Rights
Balance, beginning of period		1,448,071		1,405,759
Acquisitions		345,807	[1]	41,707
Transferred to Assets held for sale				(56,809)
Exchanges		43,485		55,780
Other		1,482		1,634
Balance, end of period		1,838,845		1,448,071
Licenses | TDS Telecom Wireline
Licenses and Franchise Rights
Balance, beginning of period		2,800		2,800
Balance, end of period		2,800		2,800
Licenses | TDS Telecom Cable
Licenses and Franchise Rights
Balance, beginning of period		2,703
Acquisitions				2,703
Balance, end of period		2,703		2,703
Licenses | Other
Licenses and Franchise Rights
Balance, beginning of period	[2]			15,220
Divestitures	[2]			(15,220)
Franchise rights | TDS Telecom Cable
Licenses and Franchise Rights
Balance, beginning of period		244,300		123,668
Acquisitions				120,979
Other		(120)		(347)
Balance, end of period		244,180		244,300
Goodwill
Goodwill
Balance, beginning of period		771,352		836,843	[3]
Acquisitions				33,610
Loss on impairment				(87,802)
Divestitures		5,005		(2,855)
Transferred to Assets held for sale				(8,444)
Other		(555)
Balance, end of period		765,792		771,352
Goodwill | U.S. Cellular
Goodwill
Balance, beginning of period		227,406		232,041	[3]
Divestitures				(291)
Transferred to Assets held for sale				(4,344)
Other		(555)
Accumulated impairment losses in prior periods				(333,900)
Balance, end of period		226,851		227,406
Goodwill | TDS Telecom Wireline
Goodwill
Balance, beginning of period		413,794		420,458	[3]
Divestitures		5,005		(2,564)
Transferred to Assets held for sale				(4,100)
Accumulated impairment losses in prior periods				(29,400)
Balance, end of period		408,789		413,794
Goodwill | TDS Telecom Cable
Goodwill
Balance, beginning of period		95,322		61,712	[3]
Acquisitions				33,610
Balance, end of period		95,322		95,322
Goodwill | TDS Telecom HMS
Goodwill
Balance, beginning of period		34,830		118,830	[3]
Loss on impairment				(84,000)
Balance, end of period		$ 34,830		34,830
Goodwill | Other
Goodwill
Balance, beginning of period	[3]			3,802
Loss on impairment				(3,802)
Accumulated impairment losses in prior periods				$ (500)

[1]	Amount in 2015 includes purchases totaling $338.3 million made by Advantage Spectrum from the FCC for licenses in which it was the provisional winning bidder in Auction 97. See Note 6 — Acquisitions, Divestitures and Exchanges, and Note 14 — Variable Interest Entities for further information. These licenses have not yet been granted by the FCC.
[2]	Represents the transfer of licenses from Airadigm to U.S. Cellular in 2014. See Note 6 - Acquisitions, Divestitures and Exchanges for additional information.
[3]	Includes accumulated impairment losses in prior periods as follows: $333.9 million for U.S. Cellular, $29.4 million for Wireline and $0.5 million for Other.